PERFORMANCE COMPARISONS
MENTOR BALANCED PORTFOLIO

                                    [GRAPH]

                                                            S&P 500 and
                             Mentor         Mentor         Lehman Brothers
                            Balanced       Balanced      Government/Corporate
                            Portfolio      Portfolio*    Bond Aggregate Index**

06/21/94                     10,000         10,000
06/30/94                      9,872          9,872                9,844.14
07/31/94                     10,064          9,564               10,116.47
08/31/94                     10,352          9,852               10,370.19
09/30/94                     10,192          9,692               10,157.08
10/31/94                     10,232          9,732               10,290.36
11/30/94                     10,024          9,524               10,056.44
12/31/94                     10,108          9,610               10,173.68
01/31/95                     10,352          9,852               10,412.54
02/28/95                     10,701         10,201               10,755.13
03/31/95                     10,822         10,322               10,971.80
04/30/95                     10,969         10,469               11,227.12
05/31/95                     11,350         10,850               11,670.16
06/30/95                     11,561         11,161               11,866.90
07/31/95                     11,732         11,332               12,092.56
08/31/95                     11,837         11,437               12,169.30
09/15/95                     12,126         11,726
09/30/95                     12,085         11,685               12,524.64
10/31/95                     12,020         11,620               12,562.94
11/21/95                     12,362         11,962
11/30/95                     12,378         11,978               12,969.23
12/19/95                     12,438         12,038
12/31/95                     12,587         12,187               13,191.73
01/31/96                     12,911         12,511               13,495.98
02/29/96                     13,130         12,730               13,477.12
03/31/96                     13,209         12,809               13,517.25
04/30/96                     13,463         13,063               13,606.52
05/31/96                     13,638         13,238               13,806.18
06/30/96                     13,778         13,478               13,911.74
07/31/96                     13,480         13,180               13,557.99
08/31/96                     13,647         13,347               13,720.34
09/30/96                     14,260         13,960               14,279.14


*  Includes maximum Contingent Deferred Sales Charge (CDSC) of 5%.
** This Index represents asset allocation of 60% S&P 500 Stocks and 40% Lehman
   Brothers Government/Corporate Bonds.


Average Annual Return as of 9/30/96          Average Annual Return as of 9/30/96
       Without Sales Charges                        Including Sales Charges

  1 year        Inception***                    1 year          Inception***
-----------------------------------          -----------------------------------
  18.00%             16.84%                       13.00%            15.76%

*** For the period from June 21, 1994 (commencement of operations) to September 30, 1996.



PERFORMANCE INFORMATION FOR THE MENTOR BALANCED PORTFOLIO

        This graph compares the investment performance of the Portfolio from its inception date to the index that is most representative of the fund's portfolio. The graph reflects the performance of a $10,000 investment from the date the fund started through September 30, 1996. Return does not reflect taxes payable (if any) on distributions.

        In comparing the performance of a fund to an index, you should keep in mind that market indexes do not take into account brokerage commissions that would be incurred if you purchased the individual securities that make up the index. They also do not include taxes payable on dividends and interest payments, or operating expenses necessary to maintain a portfolio investing in the index.

        The performance data quoted in this report is historical and does not guarantee future investment results. Your investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

        Performance is as of September 30, 1996 and includes change in share price and reinvestment of dividends and capital gains. The maximum contingent deferred sales charge (CDSC) is 5% for the Balanced Portfolio.

Mentor Balanced Portfolio
Portfolio of Investments
September 30, 1996



                                                              Percent of Net Assets           Shares        Market Value
---------------------------------------------------------------------------------------------------------------------------

Common Stocks                                                         60.29%
---------------------------------------------------------------------------------------------------------------------------

Basic Materials                                                                        8.54%
     Bemis Company                                                                                  2,300         $ 77,913
     Morton International, Inc.                                                                     2,200           87,450
     Nalco Chemical Company                                                                         2,400           87,000
     Sonoco Products Company                                                                        2,700           74,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   326,613
---------------------------------------------------------------------------------------------------------------------------

Capital Goods & Construction                                                           6.66%
     Pall Corp                                                                                      3,200           90,400
     W.W. Grainger, Inc.                                                                            1,100           77,275
     York International Corporation                                                                 1,800           87,075
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   254,750
---------------------------------------------------------------------------------------------------------------------------

Consumer Cyclical                                                                     10.42%
     Carnival Corporation - Class A                                                                 2,600           80,600
     Interpublic Group Companies, Inc.                                                              1,600           75,600
     Mattel, Inc.                                                                                   3,200           82,800
     Newell Company                                                                                 2,500           75,000
     Olsten Corporation                                                                             3,400           84,575
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   398,575
---------------------------------------------------------------------------------------------------------------------------

Consumer Staples                                                                       8.82%
     Avon Products Company                                                                          1,600           79,400
     CPC International, Inc.                                                                        1,300           97,338
     Sherwin Williams Company                                                                       1,800           83,475
     Sysco Corporation                                                                              2,300           77,338
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   337,551
---------------------------------------------------------------------------------------------------------------------------

Energy                                                                                 1.77%
     Schlumberger, Ltd.                                                                               800           67,600
---------------------------------------------------------------------------------------------------------------------------

Financial                                                                              7.32%
     American Express Company                                                                       1,500           69,375
     Banc One Corporation                                                                           1,993           81,713
     First Union Center                                                                               800           53,400
     United Asset Management Corporation                                                            3,200           75,600
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   280,088
---------------------------------------------------------------------------------------------------------------------------
Common Stocks (continued)
---------------------------------------------------------------------------------------------------------------------------

Health                                                                                 4.10%
     Johnson & Johnson                                                                              1,500         $ 76,875
     Schering-Plough                                                                                1,300           79,950
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   156,825
---------------------------------------------------------------------------------------------------------------------------

Technology                                                                             7.11%
     Amp, Inc.                                                                                      1,900           73,625
     Electronic Data Systems                                                                        1,400           85,925
     Intel Corporation                                                                                600           57,262
     Linear Technology Corporation                                                                  1,500           55,313
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   272,125
---------------------------------------------------------------------------------------------------------------------------

Transportation & Services                                                              1.88%
     Werner Enterprises, Inc.                                                                       4,500           72,000
---------------------------------------------------------------------------------------------------------------------------

Utilities                                                                              1.87%
     Ameritech Corporation                                                                            700           36,837
     GTE Corporation                                                                                  900           34,650
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    71,487
---------------------------------------------------------------------------------------------------------------------------

Miscellaneous                                                                          1.80%
     Tyco International, Ltd.                                                                       1,600           69,000
---------------------------------------------------------------------------------------------------------------------------

Total Common Stocks (cost $1,913,647)                                                                            2,306,614
---------------------------------------------------------------------------------------------------------------------------

Fixed Income Securities                                               30.69%
---------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities and Agencies                                               25.92%
     Federal National Mortgage Association, 7.00%, 7/01/11 (a)                                  $  55,366           54,552
     Government National Mortgage Association, 7.00%, 12/15/08 (a)                                 57,942           57,521
     U.S. Treasury Notes, 6.50% - 7.25%, 2/15/98 - 7/15/06                                        625,000          628,200
     U.S. Treasury Bonds, 6.88% - 7.50%, 2/15/23 - 8/15/25                                        245,000          251,234
---------------------------------------------------------------------------------------------------------------------------

Total U.S. Government Securities and Agencies (cost $991,615)                                                      991,507
---------------------------------------------------------------------------------------------------------------------------

Corporate Bonds (a)                                                                    4.77%
     Merrill Lynch, 6.64%, 9/19/02                                                                 45,000           43,974
     Nationsbank Corporation, 7.50%, 7/15/06                                                       35,000           35,337
     Norwest Corporation, 6.80%, 5/15/02                                                           60,000           59,525
     Traveler's, Inc., 8.63%, 2/01/07                                                              40,000           43,515
---------------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds (cost $185,418)                                                                              182,351
---------------------------------------------------------------------------------------------------------------------------

Total Fixed Income Securities (cost $1,177,033)                                                                 $1,173,858
---------------------------------------------------------------------------------------------------------------------------

Short-Term Investment                                                  8.19%
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement
     Goldman Sachs & Company
     Dated 9/30/96, 5.78%, due 10/01/96,
     collateralized by $324,355 Federal National
     Mortgage Association, 7.50%, 4/01/26 (cost $313,258)                                                          313,258
---------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $3,403,938)                                   99.17%                                     3,793,730
---------------------------------------------------------------------------------------------------------------------------

Other Assets less Liabilities                                          0.83%                                        31,671
---------------------------------------------------------------------------------------------------------------------------

Net Assets                                                           100.00%                                    $3,825,401
---------------------------------------------------------------------------------------------------------------------------

     (a) All or a portion of these securities are illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees.

See notes to financial statements.


Mentor Balanced Portfolio
Statement of Assets and Liabilities
September 30, 1996

-------------------------------------------------------------------------

Assets
     Investments, at market value * (Note 2)                  $3,793,730
     Dividend and interest receivable                             17,946
     Other assets                                                 37,025
-------------------------------------------------------------------------
         Total assets                                          3,848,701
-------------------------------------------------------------------------

Liabilities
     Payable for investments purchased                            21,335
     Accrued expenses and other liabilities                        1,965
-------------------------------------------------------------------------
         Total liabilities                                        23,300
-------------------------------------------------------------------------
Net Assets                                                    $3,825,401
-------------------------------------------------------------------------

Net Assets represented by:
     Additional paid-in capital                               $2,937,929
     Accumulated net investment income                            69,245
     Accumulated net realized gain on
         investment transactions                                 428,435
     Net unrealized appreciation of investments (Note 6)         389,792
-------------------------------------------------------------------------
         Net Assets                                           $3,825,401

         Shares Outstanding                                      235,041
-------------------------------------------------------------------------
Net Asset Value and Offering Price per Share                  $    16.28
-------------------------------------------------------------------------

*Investments at cost are $3,403,938.

See notes to financial statements.


Mentor Balanced Portfolio
Statement of Operations
Year Ended September 30, 1996




------------------------------------------------------------------------------

Investment Income
     Dividends                                                      $  36,842
     Interest                                                          77,923
------------------------------------------------------------------------------
         Total investment income (Note 2)                             114,765
------------------------------------------------------------------------------

Expenses
     Management fee (Note 3)                                           25,766
     Distribution fee (Note 4)                                         25,766
     Shareholder servicing fee (Note 4)                                 8,589
     Custodian and accounting fees                                      3,157
     Registration expenses                                                378
     Legal and audit fees                                                 179
     Shareholder reports and postage expenses                              99
     Directors' fees and expenses                                          46
     Miscellaneous expenses                                             6,715
------------------------------------------------------------------------------
         Total expenses                                                70,695
------------------------------------------------------------------------------
Deduct
     Waiver of management fee (Note 3)                                 18,976
     Waiver of distribution fee (Note 4)                               25,766
     Waiver of shareholder servicing fee (Note 4)                       8,589
------------------------------------------------------------------------------
Net expenses                                                           17,364
------------------------------------------------------------------------------

Net investment income                                                  97,401
------------------------------------------------------------------------------

Realized and unrealized gain on investments
     Net realized gain on investments                                 453,033
     Change in unrealized appreciation
         (depreciation) of investments                                 26,238
------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                  479,271
------------------------------------------------------------------------------
Net increase in net assets resulting
     from operations                                                 $576,672
------------------------------------------------------------------------------

See notes to financial statements.


Mentor Balanced Portfolio
Statements of Changes in Net Assets



                                                                            Year               Period
                                                                            Ended               Ended
                                                                           9/30/96            9/30/95*
-------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Operations
    Net investment income                                                    $    97,401         $    77,774
    Net realized gain on investments                                             453,033             112,161
    Change in unrealized appreciation (depreciation)
           of investments                                                         26,238             379,762
-------------------------------------------------------------------------------------------------------------

       Increase in net assets from operations                                    576,672             569,697
-------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
    Net investment income                                                       (105,563)             (7,781)
    Net realized gain in investments                                            (129,654)              -
-------------------------------------------------------------------------------------------------------------
       Net decrease from distributions                                          (235,217)             (7,781)
-------------------------------------------------------------------------------------------------------------

Capital Share Transactions (Note 7)
    Change in net assets from capital
       share transactions                                                        274,373            (263,442)
-------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           615,828             298,474

Net Assets
    Beginning of period                                                        3,209,573           2,911,099
-------------------------------------------------------------------------------------------------------------
    End of period                                                             $3,825,401          $3,209,573
-------------------------------------------------------------------------------------------------------------

*For the period from January 1, 1995 to September 30, 1995.

See notes to financial statements.



Mentor Balanced Portfolio
Financial Highlights



                                                     Year          Period            Period
                                                    Ended          Ended             Ended
                                                   9/30/96        9/30/95*          12/31/94**
-------------------------------------------------------------------------------------------------
Per Share Operating Performance

Net asset value, beginning of period            $    14.85     $    12.44        $    12.50
Income from investment operations
    Net investment income                             0.42           0.36              0.22
    Net realized and unrealized
        gain (loss) on investments                    2.09           2.08             (0.09)
--------------------------------------------------------------------------------------------
    Total from investment operations                  2.51           2.44              0.13

Less distributions
    Dividends from net investment income             (0.48)         (0.03)            (0.19)
    Distributions from capital gains                 (0.60)             -                 -
--------------------------------------------------------------------------------------------
    Total distributions                              (1.08)         (0.03)            (0.19)

Net asset value, end of period                  $    16.28     $    14.85        $    12.44
--------------------------------------------------------------------------------------------

Total Return                                         18.00%         19.28%             1.00%
--------------------------------------------------------------------------------------------

Ratios / Supplemental Data
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)        $    3,825     $    3,210        $    2,911

Ratio of expenses to
    average net assets                                0.50%          0.50%(a)          0.50%(a)

Ratio of expenses to average
    net assets excluding waiver                       2.06%          2.12%(a)          2.72%(a)

Ratio of net investment income
     to average net assets                            2.83%          3.26%(a)          3.32%(a)

Portfolio turnover rate                                103%            65%               71%

Average commission rate on
     portfolio transactions                     $   0.0694
-------------------------------------------------------------------------------------------------

(a) Annualized.
*  For the period from January 1, 1995 to September 30, 1995.
**For the period from June 21, 1994 (commencement of operations) to December 31,
  1994.

See notes to financial statements.


Mentor Balanced Portfolio
Notes to Financial Statements
September 30, 1996

NOTE 1:  ORGANIZATION

     The Mentor Funds (formerly Cambridge Series Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On April 12, 1995, the name of the Trust was changed to Mentor Funds ("Mentor Funds"). On April 12, 1995, the portfolios of Mentor Series Trust were merged into newly formed portfolios of Mentor Funds. Mentor Funds consists of nine separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at September 30, 1996, as follows:
     Mentor Growth Portfolio ("Growth Portfolio")
     Mentor Perpetual Global Portfolio ("Global Portfolio")
     Mentor Capital Growth Portfolio ("Capital Growth Portfolio")
     Mentor Strategy Portfolio ("Strategy Portfolio")
     Mentor Income and Growth Portfolio ("Income and Growth Portfolio")
     Mentor Municipal Income Portfolio ("Municipal Income Portfolio")
     Mentor Quality Income Portfolio ("Quality Income Portfolio")
     Mentor Short-Duration Income Portfolio ("Short-Duration Income Portfolio") Mentor Balanced Portfolio ("Balanced Portfolio")

     The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

     The financial statements included in this report are for the Balanced Portfolio only (hereinafter referred to as the "Portfolio").

     Shares of the Portfolio are sold without an initial sales charges, although a contingent deferred sales charge may be imposed if shares are redeemed within 5 years of purchase. Shares of the Portfolio are not currently being offered to public.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

     (a) Valuation of Securities - Listed securities held by the Portfolio and traded on national stock exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by the Board of Trustees of the Portfolio as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

     U.S. Government obligations held by the Portfolio are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related, asset-backed and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers approved by the Portfolio's Board of Trustees. In determining value, the dealers use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity.

     (b) Repurchase Agreements- It is the policy of Mentor Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by Mentor Funds to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

     Mentor Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by Mentor Fund's adviser to be creditworthy pursuant to guidelines established by the Mentor Fund's Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, Mentor Funds could receive less than the repurchase price on the sale of collateral securities.

     (c) Security Transactions and Investment Income - Security transactions for the Portfolio are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Interest income includes interest and discount earned (net of premium) on short term obligations, and interest earned on all other debt securities including original issue discounts as required by the Internal Revenue Code. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

     (d) Federal Income Taxes - No provision for federal income taxes has been made since it is the Portfolio's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains, if any.

     (e) Distributions to Shareholders- Distributions from net investment income and net realized capital gains, after offsetting capital loss carryovers are distributed annually for the Portfolio.

NOTE 3:  INVESTMENT ADVISORY AND MANAGEMENT AND ADMINISTRATION AGREEMENTS

     The Portfolio has entered into an Investment Advisory Agreement with Commonwealth Investment Counsel, Inc. ("Commonwealth"), a wholly-owned subsidiary of Mentor Investment Group, Inc. ("Mentor"), which is a wholly-owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat").

     Under this agreement, Commonwealth's management fee is accrued daily and paid monthly at an annual rate of 0.75% applied to the average daily net assets of the Portfolio. In order to limit the Portfolio's expenses, during the period ended September 30, 1996 Commonwealth has agreed to reduce its compensation to the extent that expenses of the Portfolio (exclusive of brokerage, interest, taxes, deferred organization expenses, and payments under the Portfolio's Distributions Plan) exceed an annual rate of 0.50% of the Portfolio's average net assets. For the year ended September 30, 1996, Commonwealth earned advisory fees of $25,766 and voluntarily waived $18,976 of the fees.

     Effective November 1, 1996, Commonwealth Advisors, Inc., Charter Asset Management, Inc. and Wellesley Advisors, Inc., were reorganized into Commonwealth Investment Counsel, Inc., which then became Mentor Investment Advisors, LLC ("Mentor Advisors"). Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC (formerly, Mentor Investment Group, Inc.). Mentor Investment Group, LLC is a subsidiary of Wheat First Butcher Singer, Inc.

     Also effective November 1, 1996, EVEREN Capital Corporation, a previously unrelated broker dealer acquired a 20% ownership interest in Mentor Investment Group, LLC from Wheat First Butcher Singer, Inc. As part of the acquisition agreement, EVEREN may acquire additional ownership based principally on the amount of Mentor Investment Group, LLC's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Administrative personnel and services are provided by Mentor to the Portfolio, under an Administration Agreement, at an annual rate of 0.10% of 1% of the average daily net assets of the Portfolio. In order to limit the Portfolio's expenses, Mentor agreed to waive its fees during the year ended September 30, 1996.

     Commonwealth has agreed to reimburse the Portfolio for the operating expenses (exclusive of interest, taxes, brokerage and distributions fees, and extraordinary expenses) in excess of the most restrictive expense limitation imposed by state securities commissions with jurisdiction over the Portfolio. The most stringent state expense limitation applicable to the Portfolio requires reimbursement of expenses in any year that such expenses exceed 2.5% of the first $30,000,000 of average daily net assets, 2% of the next $70,000,000 of average daily net assets, and 1.5% of the average daily net assets over $100,000,000. During the year ended September 30, 1996, no reimbursement from Commonwealth was required as a result of such state expense limitations.

NOTE 4:  DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Under a Distribution Agreement between the Portfolio and Mentor Distributors, Inc. ("Mentor Distributors") a wholly-owned subsidiary of Mentor, Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Portfolio pays a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.

     Effective November 1, 1996, Mentor Distributors became Mentor Distributors, LLC.

     Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to each Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services at an annual rate of 0.25% of the Portfolio's average daily net assets. The total charges to be borne by the Portfolio, under the Distribution and Shareholder Service Agreements is expected to remain at an annual rate of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1996 distribution and shareholder services fees were as follows:


                                                                                     Shareholder
                                            Distribution Fee   Shareholder          Servicing Fee
                         Distribution Fee       Waived         Servicing Fee           Waived
------------------------------------------------------------------------------------------------------
Balanced Portfolio        $25,766             $(25,766)           $8,589              $(8,589)

NOTE 5:  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, aggregated $3,327,191 and $3,421,283 respectively, for the year ended September 30, 1996.

NOTE 6:  UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

     At September 30, 1996, the cost of investments for federal income tax purposes amounted to $3,410,033 and net unrealized appreciation aggregated $383,697, of which $396,547 related to appreciated securities and $12,850 related to depreciated securities.

NOTE 7:  CAPITAL SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:


                                                            Year                       Period
                                                            Ended                      Ended
                                                           9/30/96                    9/30/95*
                                                     Shares       Dollars       Shares       Dollars
--------------------------------------------------------------------------------------------------------
Shares sold                                              48,575     $734,947         6,784    $  90,000
Shares issued upon reinvestment of distributions         16,321      235,217         3,998       51,058
Shares redeemed                                         (45,946)    (695,791)      (28,622)    (404,500)
                                                 -------------------------------------------------------
Change in net assets from capital share
     transactions                                        18,950     $274,373       (17,840)   $(263,442)
                                                 -------------------------------------------------------


*For the period from January 1, 1995 to September 30, 1995.


INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
MENTOR FUNDS


     We have audited the accompanying statement of assets and liabilities of Mentor Balanced Portfolio, a portfolio of Mentor Funds, including the portfolio of investments, as of September 30, 1996 and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from January 1, 1995 to September 30, 1995, and the financial highlights for the year then ended, for the period from January 1, 1995 to September 30, 1995 and for the period from June 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mentor Balanced Portfolio, as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from January 1, 1995 to September 30, 1995, and the financial highlights for each of the years or periods specified in the first paragraph above, in conformity with generally accepted accounting principles.


                                                          KPMG Peat Marwick LLP

Boston, Massachusetts
November 8, 1996